Related Party Transactions - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		$ 0
Common Warrants		238,931		424,033	238,931
Cash proceeds from warrants		$ 3,000,000		$ 5,600,000
Proceeds from exercise of warrants	$ 3,000,000	$ 3,010,000	$ 0	$ 5,702,000	$ 0
Exercise price					$ 12.6
Minimum
Related Party Transaction [Line Items]
Percentage of beneficial ownership of capital		10.00%		10.00%